As filed with the Securities and Exchange Commission on May 21, 2001

                      Registration Nos. 333-50736, 811-4017

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------

                                    FORM N-14

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

         Pre-effective Amendment No.____ Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                             Federated Equity Funds
               (Exact name of registrant as specified in charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: 1-800-341-7400

                           John W. McGonigle, Esquire
                           Federated Investors Towers
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

                             Robert J. Zutz, Esquire
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
             (Names and Addresses of Agents for Service of Process)

For the new shares of Federated Kaufmann Fund, a series of Federated Equity Funds, the date of the public offering of those shares was April 21, 2001. The public offering of shares of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is due because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940, as amended.


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                             Federated Equity Funds


                 Contents of Registration Statement on Form N-14



  This Registration Statement consists of the following papers and documents:

            Cover Sheet

            Contents of Registration Statement

                    o    Part C -      Other Information

            Signature Page

            Exhibits

            The sole purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization described in Registrant's Registration Statement, filed on Form N-14 on November 22, 2000, as required by Item 16(12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the Combined Prospectus and Proxy Statement and Statement of Additional Information, each dated January 9, 2001, filed with the Securities and Exchange Commission under Rule 497 on January 18, 2001, File No. 333-50736, EDGAR Accession No. 0000898432-01-000026.

                             Federated Equity Funds


                                     Part C
                                Other Information

ITEM 15.    INDEMNIFICATION; (1)
--------    ---------------

ITEM 16.    EXHIBITS

(1) Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (2)
            (a) Conformed copy of Amendment No. 8 of the Amended and Restated Declaration of Trust of the Registrant; (3)
            (b) Conformed copy of Amendment No. 9 of the Amended and Restated Declaration of Trust of the Registrant; (19)
            (c)    Conformed  copy  of  Amendment  No.  10 of  the  Amended  and
                   Restated Declaration of Trust of the Registrant; (19)
            (d)    Conformed  copy  of  Amendment  No.  11 of  the  Amended  and
                   Restated Declaration of Trust of the Registrant; (19)
(2)         Copy of Amended and Restated By-Laws of the Registrant; (2)
            (d)    Copy of Amendment No. 5 to By-Laws of the Registrant; (4)
            (e)    Copy of Amendment No. 6 to By-Laws of the Registrant; (4)
            (f)    Copy of Amendment No. 7 to By-Laws of the Registrant; (4)
(3)         Voting Trust Agreements - none.
(4) A copy of the Agreement and Plan of Reorganization is included as Exhibit A to the Combined Proxy Statement and Prospectus of this Registration Statement. (17)
(5) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant for:

            (a)    Federated Small Cap Strategies Fund; (5)
            (b)    Federated Growth Strategies Fund; (6)
            (c)    Federated Capital Appreciation Fund; (7)
            (d)    Federated Aggressive Growth Fund; (8)
(6)         (a)    Conformed copy of Investment  Advisory Contract on behalf  of the Registrant (Federated Growth Strategies Fund);(10)
            (b)    Conformed copy of Investment  Advisory  Contract on behalf of the Registrant, which includes Exhibits A and B for Federated
                   Small Cap Strategies Fund and Federated Capital  Appreciation
                   Fund, respectively; (11)
            (c)    Conformed  copy  of  Exhibit  C to  the  Investment  Advisory
                   Contract for Federated Aggressive Growth Fund; (12)
            (d)    Conformed  copies of Exhibits D and E for Federated Large Cap
                   Growth Fund and Federated Communications Technology Fund, respectively; (3)
            (e)    Conformed  copy  of  Exhibit  F to  the  Investment  Advisory
                   Contract for Federated New Economy Fund; (20)

            (f)    Conformed copy of Limited Power of Attorney of the Investment
                   Advisory Contract of the Registrant; (19)
            (g)    Conformed  copy  of  Schedule  1 of the  Investment  Advisory
                   Contract of the Registrant; (19)
            (h)    Conformed   copy  of  Amendment  #1  to  Schedule  1  of  the
                   Investment Advisory Contract of the Registrant; (19)
            (i)    Conformed   copy  of  Amendment  #2  to  Schedule  1  of  the
                   Investment Advisory Contract of the Registrant; (19)
            (j)    Conformed   copy  of  Amendment  #3  to  Schedule  1  of  the
                   Investment Advisory Contract of the Registrant; (19)
            (k)    Conformed  copy  of  Exhibit  I  to  Registrant's  Investment
                   Advisory Contract; (22)
            (l)    Conformed copy of Sub-Advisory  Agreement  between  Federated
                   Investment Management Company and Federated Global Investment
                   Management  Corp.,  with  Exhibit A attached  thereto,  dated
                   December 1, 2000; (21)
(7)         (a)    Conformed  copy  of Distributor's Contract of the Registrant;
                   (11)
            (b)    Conformed  copy  of  Exhibits  A and C to  the  Distributor's
                   Contract for Federated Small Cap Strategies Fund (Class A and
                   C Shares); (11)
            (c)    Conformed  copy  of  Exhibits  D and F to  the  Distributor's
                   Contract for Federated Growth  Strategies Fund (Class A and C
                   Shares); (11)
            (d)    Conformed  copy  of  Exhibits  G and I to  the  Distributor's
                   Contract for Federated Capital Appreciation Fund (Class A and
                   C Shares);(11)
            (e)    Conformed  copy  of  Exhibits  J and L to  the  Distributor's
                   Contract for Federated  Aggressive Growth Fund (Class A and C
                   Shares);(12)
            (f)    Conformed copy of  Distributor's  Contract  (Class B Shares);
                   (13)
            (g)    Conformed  copies of  Exhibits  M and N to the  Distributor's
                   Contract for  Federated  Large Cap Growth Fund (Class A and C
                   Shares); (22)
            (h)    Conformed  copies of  Exhibits  O and P to the  Distributor's
                   Contract for Federated Communications  Technology Fund (Class
                   A and C Shares); (22)
            (i)    Conformed  copies of  Exhibits  Q and R to the  Distributor's
                   Contract  for  Federated  New  Economy  Fund  (Class  A and C
                   Shares); (20)
            (j)    Conformed   copy  of   Exhibits  S  and  T  to   Registrant's
                   Distributor  Contract  for Class A and C Shares of  Federated
                   Market Opportunity Fund; (21)
            (k)    Conformed   copy  of   Exhibits  V  and  W  to   Registrant's
                   Distributor  Contract  for  Class A & C Shares  of  Federated
                   Kaufmann Fund & Federated Large Cap Tech Fund; (21)
            (l)    The Registrant hereby  incorporates the conformed copy of the specimen  Mutual  Funds Sales and Service  Agreement;  Mutual
                   Funds  Service  Agreement;   and  Plan  Trustee/Mutual  Funds
                   Service Agreement from Item 24(b)(6) of the Cash Trust Series
                   II  Registration  Statement  on Form  N-1A,  filed  with  the
                   Commission  on  July  24,  1995.   (File  No.   33-38550  and
                   811-6269).
(8)         Bonus, Profit-Sharing or Pension Plans - none.
(9)         (a)    Conformed copy of the Custodian  Agreement of the Registrant;
                   (9)
            (b)    Conformed copy of Custodian Fee Schedule; (14)
            (c)    Conformed copy of Amended and Restated  Shareholder  Services
                   Agreement; (14)

            (d) Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement;
                   (15)
            (e) Conformed copy of Principal Shareholder Services Agreement (Class B Shares); (13)
            (f) Conformed copy of Shareholder Services Agreement (Class B Shares); (13)
            (g) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between
                   Fidelity  and  Federated   Shareholder   Services  from  Item
                   24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).
(10)        Conformed Copy of Distribution Plan of the Registrant; (11)
            (a) Conformed copy of Exhibits A and C to the Distribution Plan for Federated Small Cap Strategies Fund (Class A and C Shares); (11)
            (b)    Conformed  copy of  Exhibits E to the  Distribution  Plan for
                   Federated Growth Strategies Fund (Class C Shares); (10)
            (c)    Conformed copy of Exhibits F and H to the  Distribution  Plan for Federated Capital Appreciation Fund (Class A and C Shares); (10)
            (d) Conformed copy of Exhibits I and K to the Distribution Plan for Federated Aggressive Growth Fund (Class A and C Shares);
                   (13)
            (e) The responses described in Item 23(e)(xii) are hereby incorporated by reference;
            (f) Conformed copy of Amendment to the Distribution Plan (Class B Shares); (13)
            (g) Conformed copies of Exhibits L, M, N and O to the Distribution Plan; (22)
            (h) Conformed copies of Exhibits P and Q to the Distribution Plan for Federated New Economy Fund (Class A and C Shares); (20)
            (i) Conformed copy of Exhibit B to Registrant's Distribution Plan for Class B Shares of Federated Small Cap Strategies Fund;
                   (21)
            (j) Conformed copy of Exhibits D and E to Registrant's Distribution Plan for Class B and Class C Shares of Federated Growth Strategies Fund; (21)
            (k) Conformed copy of Exhibit F, G and H to Registrant's Distribution Plan for Class A, B and C Shares of Federated Capital Appreciation Fund; (21)
            (l) Conformed copy of Exhibits I, J and K to Registrant's Distribution Plan for Class A, B and C Shares of Federated Aggressive Growth Fund; (21)
            (m) Conformed copy of Exhibits L and M to Registrant's Distribution Plan for Class A and C Shares of Federated Large Cap Growth Fund; (21)
            (n) Conformed copy of Exhibits N and O to Registrant's Distribution Plan for Class A and C Shares of Federated Communications Technology Fund; (21)
            (o) Conformed copy of Exhibits P and Q to Registrant's Distribution Plan for Class A and C Shares of Federated New Economy Fund; (21)
            (p) Conformed copy of Exhibits R and S to Registrant's Distribution Plan for Class A and C Shares of Federated Market Opportunity Fund; (21)
            (q) Conformed copy of Exhibit T to Registrant's Distribution Plan for Class K Shares of Federated Kaufmann Fund; (21)
            (r) Conformed copy of Exhibits U and V to Registrant's Distribution Plan for Class A and C Shares of Federated Kaufmann Fund and Federated Large Cap Tech Fund; (21)
            (s)    Copy of Schedule A to the Distribution Plan; (22)
(11) Conformed copy of the Opinion and Consent of counsel regarding legality of shares being registered (16)
(12) Conformed copy of the Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters (filed herewith)
(13)        None.
(14)        Conformed copies of Consents of Independent Public Accountants (18)
(15)        Financial Statements omitted from Part B - none.
(16)        Conformed copy of Power of Attorney of the Registrant; (3)
            (a) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (3)
            (b) Conformed copy of Power of Attorney of Trustee of the Registrant; (3)
            (c)    Conformed copy of Limited Power of Attorney; (3)
(17)        Form of Proxy (18)

--------------------------------------------------------------------------------

(1) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017).
(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 11, 1996. (File Nos. 2-91090 and 811-4017)

--------------------------------------------------------------------------------
(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)
(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed November 2, 1998. (File Nos. 2-91090 and 811-4017)
(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)
(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed July 17, 1995. (File Nos. 2-91090 and 811-4017)
(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed August 31, 1995. (File Nos. 2-91090 and 811-4017)
(8) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A file December 30, 1996. (File Nos. 2-91090 and 811-4017)
(9) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)
(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017).
(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-91090 and 811-4017)
(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed May 29, 1997. (File Nos. 2-91090 and 811-4017)
(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 of Form N-1A filed December 30, 1997. (File Nos. 2-91090 and 811-4017)
(14) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed October 30, 1997. (File Nos. 2-91090 and 811-4017)
(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and 811-4017)
(16) Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed November 22, 2000. (File Nos. 2-91090 and 811-4017)
(17) Response is incorporated by reference to Registrant's definitive Rule 497 filing filed January 18, 2001. (File Nos. 333-50736 and 811-4017)
(18) Previously filed with Registrant's Registration Statement on Form N-14 filed November 22, 2000. (File Nos. 2-91090 and 811-4017)
(19) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)
(20) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)
(21) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed March 20, 2001. (File Nos. 2-91090 and 811-4017)
(22) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)

ITEM 17.    UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that in determining liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein; and the offering of the securities at that time shall be deemed to be initial BONA FIDE offering of them.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED EQUITY FUNDS, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 18th day of May, 2001.

                             FEDERATED EQUITY FUNDS


                             BY: /s/ Amanda J. Reed
                                 -----------------------------------------------
                                 Amanda J. Reed
                                 Assistant Secretary
                                 Attorney in Fact for John F. Donahue
                                 May 18, 2001

        Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-14 has been signed below by the following person in the capacity and on the date indicated:

        NAME                                                             TITLE                                  DATE
        ----                                                             -----                                  ----
By: /s/ Amanda J. Reed                                           Attorney In Fact                           May 18, 2001
    -------------------------------------------------------      For the Persons Listed Below
    Amanda J. Reed
    ASSISTANT SECRETARY

John F. Donahue*                                                 Chairman and Trustee
                                                                 (Chief Executive Officer)

J. Christopher Donahue*                                          President and Trustee

Richard J. Thomas*                                               Treasurer
                                                                 (Principal Financial and Accounting Officer)

J. Thomas Madden*                                                Chief Investment Officer

Thomas G. Bigley*                                                Trustee

John T. Conroy, Jr.*                                             Trustee

Nicholas P. Constantakis*                                        Trustee

John F. Cunningham*                                              Trustee



Lawrence D. Ellis, M.D.*                                         Trustee

Peter E. Madden*                                                 Trustee

Charles F. Mansfield, Jr.*                                       Trustee

John E. Murray, Jr., J.D., S.J.D.*                               Trustee

Marjorie P. Smuts*                                               Trustee

John S. Walsh*                                                   Trustee

* By Power of Attorney